27. Financial instruments and risk management	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management
Financial instruments and risk management

The Company and its subsidiaries have financial asset and financial liability transactions, which consist in part of derivative financial instruments. The financial derivative instruments are used to hedge against the inherent risks related to the Company’s operations. The Company and its subsidiaries consider as most relevant risks: fuel price, foreign currency and interest rate. These risks can be mitigated by using exchange swap derivatives, futures and options contracts based on oil, U.S. dollar and interest markets. The contracts may be held by exclusive investment funds, as described in the Company’s Risk Management Policy.

Financial instruments are managed by the Risk Committee in line with the Risk Management Policy approved by the Risk Policy Committee and submitted to the Board of Directors. The Risk Policy Committee sets guidelines and limits, monitors controls, including mathematical models used to continuously monitor exposures and possible financial effects, and also prevents the execution of speculative financial instruments transactions.

The Company does not hedge its total risk exposure, and is, therefore, subject to market fluctuations for a significant portion of its exposed assets and liabilities. Decisions on the portion to be protected consider the financial risks and the costs for such protection and are determined and reviewed at least quarterly in line with Risk Policy Committee strategies. The results from operations and the application of risk management controls are part of the monitoring process by the Risk Policy Committee and have been satisfactory to the proposed objectives.

The description of the consolidated account balances and the categories of financial instruments included in the statements of financial position as of December 31, 2017 and 2016 is as follows:

	Measured at fair value through profit or loss		Loans and receivables (financing) (c)
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Assets
Cash and cash equivalents (a)	434,295	269,797	592,567	292,410
Short-term investments (a)	955,589	431,233	-	-
Restricted cash	268,047	168,769	-	-
Derivatives assets	40,647	3,817	-	-
Trade receivables	-	-	936,478	760,237
Deposits (b)	-	-	655,244	756,810
Other assets	-	-	123,721	118,058

Liabilities
Debt	-	-	7,105,667	6,379,220
Suppliers	-	-	1,471,150	1,111,514
Derivatives liabilities	34,457	89,211	-	-
Operating leases	-	-	139,110	7,233

(a)   The Company manages its financial investments to pay its short-term operational expenses.

(b)   Excludes judicial deposits, as described in Note 9.

(c)   Items classified as amortized cost refer to credits, debt with private institutions which, in any early settlement, there are no substantial alterations in relation to the values recorded, except the amounts related to Perpetual Notes and Senior Notes, as disclosed in Note 16. The fair values approximate the book values, according to the short-term maturity period of these assets and liabilities. During the year ended December 31, 2017, there was no change on the classification between categories of the financial instruments.

As of December 31, 2017 and 2016, the Company did not have financial assets classified as available for sale.

The Company's derivative financial instruments were recognized as follows:

	Fuel	Foreign currency	Interest rate	Equity forward (**)	Total
Derivative assets (liabilities) as of December 31, 2015 (*)	-	1,766	(141,443)	-	(139,677)
Fair value variations:
Net gains (losses) recognized in profit or loss (a)	309	(40,931)	(1)	-	(40,623)
Losses recognized in other comprehensive income (loss)	-	-	(4,842)	-	(4,842)
Settlements during the year	3,508	39,165	57,075	-	99,748
Derivative assets (liabilities) as of December 31, 2016 (*)	3,817	-	(89,211)	-	(85,394)
Fair value variations:
Net gains recognized in profit or loss (a)	13,768	-	-	11,094	24,862
Losses recognized in other comprehensive income (loss)	35,505	-	(1,093)	-	34,412
Settlements (payments received) during the year	(12,443)	-	55,847	(11,094)	32,310
Derivative assets (liabilities) as of December 31, 2017 (*)	40,647	-	(34,457)	-	6,190

Changes in other comprehensive income (loss)
Balances as of December 31, 2015	-	-	(178,942)	-	(178,942)
Fair value adjustments during the year	-	-	(4,842)	-	(4,842)
Net reversal to profit or loss (b)	-	-	128,731	-	128,731
Tax effects	-	-	(92,179)	-	(92,179)
Balances as of December 31, 2016	-	-	(147,229)	-	(147,229)
Fair value adjustments during the year	35,505	-	(1,093)	-	34,412
Net reversal to profit or loss (b)	-	-	33,501	-	33,501
Balances as of December 31, 2017	35,505	-	(114,821)	-	(79,316)

Effects on profit or loss (a-b)	13,768	-	(33,501)	11,094	(8,639)

As of December 31, 2017
Recognized in operating costs an expenses	8,626	-	(11,548)	-	(2,922)
Recognized in financial results	5,142	-	(21,953)	11,094	(5,717)

As of December 31, 2016
Recognized in operating costs an expenses	-	-	(12,574)	-	(12,574)
Recognized in financial results	309	(40,931)	(116,158)	-	(156,780)

As of December 31, 2015
Recognized in operating costs an expenses	-	-	(13,150)	-	(13,150)
Recognized in financial results	(29,964)	102,696	(22,575)	-	50,157

(*)  Classified as "Derivatives assets" if the amount results in an asset or "Derivatives liabilities" if the amount results in a liability.

(**) In 2017, the Company carried out transactions with shares of third-party companies traded on B3 in the amount of R$106,976, and contracted a term derivative attached to the transaction, in order to minimize the risk of volatility of the shares borrowed in the market. This operation was fully settled with the respective derivative in December 2017.

The Company may adopt hedge accounting for derivatives contracted to hedge interest rate risk classified as "cash flow hedge" and that qualify for this classification as per IAS 39. As of December 31, 2017, the Company adopts cash flow hedge for the interest rate (mainly Libor interest rates) and jet fuel.

The cash flow hedge is programmed to be recycled to profit or loss in the periods stated bellow:

	2018	2019	2020	2021	2022	Thereafter
Interest rate	(14,028)	(15,099)	(14,062)	(12,328)	(11,013)	(48,291)
Fuel	35,505	-	-	-	-	-
Recycle expectation (*)	21,477	(15,099)	(14,062)	(12,328)	(11,013)	(48,291)

(*) The positive amounts represent receivables and the negative amounts represent payables.

27.1.    Market risks

a)    Fuel price risk

The aircraft fuel prices fluctuate due to the volatility of the price of crude oil by product price fluctuations. To mitigate the risk of fuel price, the Company held the purchase option attached to WTI, as of December 31, 2017. In the year ended December 31, 2017, the Company recognized total gains of R$13,768 (gain of R$309 in the year ended December 31, 2016 and loss of R$29,964 in the year ended December 31, 2015) with fuel hedge transactions.

In the year ended December 31, 2017, the Company held derivatives operations designated as “hedge accounting” (as of December 31, 2016 and 2015, the Company did not hold derivatives operations designated as “hedge accounting”).

b)    Foreign currency risk

Foreign currency risk derives from the possibility of unfavorable fluctuation of foreign currencies to which the Company’s liabilities or cash flows are exposed. As of December 31, 2017, the Company had no outstanding derivative financial instruments. The Company recognized a loss on foreign currency derivatives in the amount of R$40,931 for the year ended December 31, 2016 and gain of R$102,969 in the year ended December 31, 2015). The Company does not have foreing currency derivatives designated as “hedge accounting”.

The Company’s foreign currency exposure is summarized below:

	12/31/2017	12/31/2016
Assets
Cash and cash equivalents, short-term investments and restricted cash	1,215,716	548,792
Trade receivables	126,140	104,800
Deposits	655,244	756,810
Derivatives	40,647	3,817
Other assets	-	10,184
Total assets	2,037,747	1,424,403

Liabilities
Short and long-term debt	4,593,169	3,596,379
Finance leases	1,476,151	1,718,012
Foreign suppliers	644,775	344,654
Derivatives	34,457	89,211
Operating leases	139,110	7,233
Total liabilities	6,887,662	5,755,489

Exchange exposure	4,849,915	4,331,086

Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases	5,304,714	6,246,725
Future commitments resulting from firm aircraft orders	45,090,382	48,032,429
Total	50,395,096	54,279,154

Total foreign currency exposure - R$	55,245,011	58,610,240
Total foreign currency exposure - US$	16,700,426	17,983,566
Exchange rate (R$/US$)	3.3080	3.2591

The Company’s foreign currency exposure mainly comprises U.S. Dollar rate.

c)     Interest rate risk

The Company is mainly exposed to lease transactions indexed to variations in the Libor rate until the aircraft is received. To mitigate such risks, the Company has derivative financial instruments of interest rate (Libor) swaps. During the year ended December 31, 2017, the Company recognized a total loss with interest hedging transactions in the amount of R$33,501 (loss of R$128,732 and R$35,725 in the years ended December 31, 2016 and 2015, respectively).

As of December 31, 2017, 2016 and 2015, the Company and its subsidiaries had interest rate swap derivatives recorded as hedge accounting.

27.2.    Credit risk

The credit risk is inherent in the Company’s operating and financing activities, mainly represented by cash and cash equivalents, short-term investments and trade receivables. Financial assets classified as cash, cash equivalents and short-term investments are deposited with counterparties rated investment grade or higher by S&P or Moody's (between AAA and AA-), pursuant to risk management policies. The financial institutions in which the Company concentrates more than 10% of its total financial assets are Itaú and Banco do Brasil. Other assets are diluted among other financial institutions, pursuant to the Company’s risk policy.  Trade receivables consists of amounts falling due from credit card operators, travel agencies, installment sales and government entities, which leaves the Company exposed to a small portion of the credit risk of individuals and other entities. Credit limits are set for all customers based on internal credit rating criteria and carrying amounts represent the maximum credit risk exposure. Customer creditworthiness is assessed based on an internal system of extensive credit rating. Outstanding trade receivables are frequently monitored by the Company.

Derivative financial instruments are contracted in the over-the-counter market (OTC) with counterparties rated investment grade or higher, or in a commodities and futures exchange (B3 or NYMEX), thus substantially mitigating credit risk. The Company's obligation is to evaluate counterparty risk involved in financial instruments and periodically diversify its exposure.

27.3.    Liquidity risk

The Company is exposed to two distinct forms of liquidity risk: (i) market prices, which vary in accordance with the types of assets and markets where they are traded, and (ii) cash flow liquidity risk related to difficulties in meeting the contracted operating obligations at the maturity dates. In order to manage liquidity risk, the Company invests its funds in liquid assets (government bonds, CDBs and investment funds with daily liquidity) and its Cash Management Policy requires the weighted average maturity of its debt to be longer than the weighted average term of its investment portfolio term.

The schedules of financial liability hold by the Company as of December 31, 2017 and 2016 is as follows:

	Less than 6 months	6 - 12 months	1 - 5 years	More than 5 years	Total
Short and long-term debt	369,496	793,376	2,651,018	3,291,777	7,105,667
Suppliers	1,245,352	3,772	222,026	-	1,471,150
Suppliers - Forfaiting	78,416	-	-	-	78,416
Derivatives liabilities	34,457	-	-	-	34,457
Operating leases	28,387	-	110,723	-	139,110
As of December 31, 2017	1,756,108	797,148	2,983,767	3,291,777	8,828,800

Short and long-term debt	499,542	335,748	2,654,007	2,889,923	6,379,220
Suppliers	1,097,997	-	13,517	-	1,111,514
Derivatives liabilities	89,211	-	-	-	89,211
Operating leases	3,215	4,018	-	-	7,233
As of December 31, 2016	1,689,965	339,766	2,667,524	2,889,923	7,587,178

27.4.    Capital management

The Company seeks alternatives to capital in order to meet its operational needs, aiming a capital structure that takes into account suitable parameters for the financial costs, the maturities of funding and its guarantees. The Company monitors its financial leverage ratio, which corresponds to net debt, including short and long-term debt. The table below shows the Company’s capital management as of December 31, 2017 and 2016:

	12/31/2017	12/31/2016
Short and long-term debt	7,105,667	6,379,220
(-) Cash and cash equivalents	(1,026,862)	(562,207)
(-) Short-term investments	(955,589)	(431,233)
(-) Restricted cash	(268,047)	(168,769)
A - Net debt	4,855,169	5,217,011
B – Total deficit	(3,068,946)	(3,356,751)
C = (B + A) - Total capital and net debt	1,786,223	1,860,260

27.5.    Sensitivity analysis of financial instruments

The Company also analyzes the impact of the financial instrument fluctuation on the profit or loss and total equity considering:

·	Increase and decrease by 25% and -50% in fuel prices, by keeping all the other variables constant;
·	Increase and decrease by 25% and -50% in the U.S. dollar exchange rate, by keeping all the other variables constant;
·	Increase and decrease by 25% and -50% in the Libor interest rate, by keeping all the other variables constant.

The estimates presented do not necessarily reflect the amounts to be reported in future financial statements. The use of different methodologies and/or assumptions may have a material effect on the estimates presented.

The tables below show the sensitivity analysis of foreign currency exposure, derivatives positions and interest rates on December 31, 2017 to market risks considered relevant by Management. In the tables, positive values are displayed as asset exposures (assets higher than liabilities) and negative values are exposed liabilities (liabilities greater than assets).

a)    Fuel risk

The Company and its subsidiaries contract crude oil derivatives (WTI, Brent) and its byproducts (Heating Oil) to hedge fluctuations in jet fuel prices. Historically, oil prices are highly correlated with aircraft fuel prices.

	1Q18	2Q18	3Q18	4Q18	Total 12M
Percentage of fuel exposure hedged	27%	10%	6%	5%	12%
Amount in barrels (thousand barrels)	855	360	220	163	1,598
Future rate agreed per barrel (US$)	51.89	51.33	51.46	51.58	51.67
Total in thousands of Brazilian Reais	146,760	61,124	37,453	27,813	273,120

b)    Foreign currency risk

As of December 31, 2017, the Company adopted the closing exchange rate of R$3.3080/US$1.00 as likely scenario. The table below shows the sensitivity analysis and the effect on profit or loss of exchange rate fluctuations in the exposure amount of the period as of December 31, 2017:

	Exchange rate	Effect on profit/loss
Net liabilities exposed to the risk of appreciation of the U.S. dollar (R$3.3080/US$1.00)	3.3080	(4,849,915)
Dollar depreciation (-50%)	1.6540	2,424,957
Dollar depreciation (-25%)	2.4810	1,212,479
Dollar appreciation (+25%)	4.1350	(1,212,479)
Dollar appreciation (+50%)	4.9620	(2,424,957)

c)     Interest rate risk

As of December 31, 2017, the Company holds financial investments and financial liabilities indexed to several rates, and position in Libor derivatives. In the sensitivity analysis of non-derivative financial instruments, it was considered the impacts on yearly interest of the exposed values as of December 31, 2017 (see Note 16) arising from fluctuations in interest rates, according to the scenarios presented below. The amounts show the impacts on profit or loss according to the scenarios presented below:

	Financial debt net of short-term investments (a)		Derivatives (c)
Risk	Increase in the CDI rate	Decrease in the Libor rate	Decrease in the Libor rate
Referential rates	6.89%	1.69%	1.69%
Exposure amount (probable scenario) (b)	1,129,300	(287,608)	(34.457)
Possible adverse scenario (+25%)	90,595	(6,091)	(730)
Remote adverse scenario (+50%)	108,714	(7,309)	(876)

(a)     Total invested and raised in the financial market at the CDI rate. A negative amount means more debt than investment.

(b)    Balances recorded on December 31, 2017.

(c)     Derivatives contracted to hedge the Libor rate variation embedded in the agreements for future delivery of aircraft.

Measurement of the fair value of financial instruments

In order to comply with the disclosure requirements for financial instruments measured at fair value, the Company and its subsidiaries must classify its instruments in Levels 1 to 3, based on observable fair value levels:

·       Level 1: Fair value measurements are calculated based on quoted prices (without adjustment) in active market or identical liabilities;

·       Level 2: Fair value measurements are calculated based on other variables besides quoted prices included in Level 1, that are observable for the asset or liability directly (such as prices) or indirectly (derived from prices); and

·       Level 3: Fair value measurements are calculated based on valuation methods that include the asset or liability but that are not based on observable market variables (unobservable inputs).

The following table shows a summary of the Company’s and its subsidiaries’ financial instruments measured at fair value, including their related classifications of the valuation method, as of December 31, 2017 and 2016:

		12/31/122017		12/31/2016
	Fair value level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 2	434,295	434,295	269,797	269,797
Short-term investments	Level 1	32,701	32,701	41,104	41,104
Short-term investments	Level 2	922,888	922,888	390,129	390,129
Restricted cash	Level 2	268,047	268,047	168,769	168,769
Derivatives assets	Level 2	40,647	40,647	3,817	3,817
Derivatives liabilities	Level 2	(34,457)	(34,457)	(89,211)	(89,211)